Goodwill and Intangible Assets - Schedule of Intangible Assets Amortization Expense (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
2021	$ 1,694	$ 3,499
2022	1,347	1,347
2023	814	814
2024	814	814
2025	814	814
Thereafter		679
Net Book Value	6,162	$ 7,967	$ 13,151
Thereafter	$ 679